Contingencies and Commitments	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 23

CONTINGENCIES AND COMMITMENTS

a)	Lawsuits and legal procedures

As of the issuance date of these financial statements, the Bank and its affiliates were subject to certain legal actions in the normal course of their business, As of December 31, 2021, the Bank and its subsidiaries have provisions for this item of Ch$1,395 million (Ch$1,024 million as of December 31, 2020) which is included in “Provisions” in the Consolidated Statements of Financial Position as provisions for contingencies.

b)	Contingent loans

The following table shows the Bank’s contractual obligations to issue loans:

	As of December 31,
	2021	2020
	MCh$	MCh$
Letters of credit issued	323,531	165,119
Foreign letters of credit confirmed	53,777	82,779
Performance guarantee	1,390,410	1,090,643
Personal guarantees	579,051	441,508
Total contingent liabilities	2,346,769	1,780,049
Available on demand credit lines	8,986,535	8,391,414
Other irrevocable credit commitments	265,517	406,234
Total loan commitment	9,252,052	8,797,648
Total	11,598,821	10,577,697

c)	Held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Third party operations
Collections	109,465	83,392
Transferred financial assets managed by the Bank	16,987	18,017
Assets from third parties managed by the Bank and its affiliates	1,307,727	1,352,032
Subtotal	1,434,179	1,453,441
Custody of securities
Securities held in custody	7,022,067	11,022,790
Securities held in custody deposited in other entity	820,948	808,186
Issued securities held in custody	9,713,122	10,461,847
Subtotal	17,556,137	22,292,823
Total	18,990,316	23,746,264

As of December 31, 2021, the Bank has classified the portfolios managed by private banking into “Assets from third parties managed by the Bank and its affiliates” (memo account). At the end of December 2021, the balance for this was Ch$1,307,692 million (Ch$1,351,997 million at December 31, 2020).

d)	Guarantees

Banco Santander-Chile has an integral bank policy of coverage of Official Loyalty N°5077934 in force with the company Compañía de Seguros Chilena Consolidada S.A., coverage for USD50,000,000 per claim with an annual limit of USD100,000,000, which covers both the Bank and its subsidiaries, with an expiration date of June 30, 2022. This guarantee has an annual renewal clause.

e)	Contingent loans and liabilities

The Bank took on several contingent loans and liabilities, to satisfy its clients’ needs, that are not be recognized in the Consolidated Financial Statements of Financial Position; these contain loan risks and they are, therefore, part of the Bank’s global risk.